UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2012
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Theodore M. Bovard
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Theodore M. Bovard	Pittsburgh, PA	May 4, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      85
Form 13F Information Table Value Total:	 527,320
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS              PUT     INV
ISSUER                  	CLASS      CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- 	       -------- ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire Hathaway	CL A	084990175	488	0	SH		SOLE		0
3M Co				COM	88579y101	648	7	SH		SOLE		7
AT&T Inc.			COM	00206r102	22940	735	SH		SOLE		735
Abbott Laboratories		COM	002824100	1678	27	SH		SOLE		27
Air Prods & Chem		COM	009158106	263	3	SH		SOLE		3
Alcoa Inc			COM	013817101	1666	166	SH		SOLE		166
Allergan Inc			COM	018490102	17843	187	SH		SOLE		187
Allstate Corp			COM	020002101	259	8	SH		SOLE		8
Altria Group			COM	02209S103	329	11	SH		SOLE		11
American Express		COM	025816109	288	5	SH		SOLE		5
Amgen Inc			COM	031162100	11513	169	SH		SOLE		169
Ansys Inc			COM	03662Q105	1298	20	SH		SOLE		20
Apple Inc			COM	037833100	1038	2	SH		SOLE		2
Arthur J Gallagher		COM	363576109	12551	351	SH		SOLE		351
BMC Software			COM	055921100	2246	56	SH		SOLE		56
BP plc				COM	055622104	14335	319	SH		SOLE		319
Bank of NY Mellon 		COM	064058100	4614	191	SH		SOLE		191
Baxter Intl			COM	071813109	296	5	SH		SOLE		5
Berkshire Hathaway		CL B	084670702	260	3	SH		SOLE		3
Boeing Co			COM	097023105	19513	262	SH		SOLE		262
CA Technologies			COM	12673P105	17577	638	SH		SOLE		638
Caterpillar Inc			COM	149123101	942	9	SH		SOLE		9
Charles Schwab Corp		COM	808513105	3750	261	SH		SOLE		261
Chevron Corp.			COM	166764100	716	7	SH		SOLE		7
Cisco Systems Inc		COM	17275r102	1273	60	SH		SOLE		60
Coca Cola Co			COM	191216100	751	10	SH		SOLE		10
Colgate-Palmolive		COM	194162103	566	6	SH		SOLE		6
Comcast Corp			CL A	20030n101	27281	909	SH		SOLE		909
Consolidated Comm		COM	209034107	3926	200	SH		SOLE		200
Dell Inc			COM	24702r101	3540	213	SH		SOLE		213
EMC Corp.			COM	268648102	8315	278	SH		SOLE		278
EQT Corp			COM	26884l109	288	6	SH		SOLE		6
El Paso Corp.			COM	28336L109	4274	145	SH		SOLE		145
Emerson Electric		COM	291011104	231	4	SH		SOLE		4
Erie Indemnity Co		CL A	29530P102	7980	102	SH		SOLE		102
Exxon Mobil Corp		COM	30231G102	3456	40	SH		SOLE		40
F.N.B. Corp			COM	302520101	4005	332	SH		SOLE		332
FirstEnergy Corp		COM	337932107	18335	402	SH		SOLE		402
Fuel Systems Sols		COM	35952W103	1582	60	SH		SOLE		60
General Electric Co		COM	369604103	20256	1009	SH		SOLE		1009
Hewlett-Packard Co		COM	428236103	201	8	SH		SOLE		8
Honeywell Intl Inc		COM	438516106	17915	293	SH		SOLE		293
Ingersoll Rand			COM	G47791101	3430	83	SH		SOLE		83
Intel Corp			COM	458140100	3267	116	SH		SOLE		116
Intl Business Mach		COM	459200101	12120	58	SH		SOLE		58
Johnson & Johnson		COM	478160104	1061	16	SH		SOLE		16
Joy Global Inc			COM	481165108	11409	155	SH		SOLE		155
Kimberly-Clark Corp		COM	494368103	14437	195	SH		SOLE		195
Loews Corp			COM	540424108	21382	536	SH		SOLE		536
Marsh & McLennan		COM	571748102	10054	307	SH		SOLE		307
Matthews Intl Corp		CL A	577128101	2615	83	SH		SOLE		83
McDonald's Corp			COM	580135101	227	2	SH		SOLE		2
Medtronic Inc			COM	585055106	7933	202	SH		SOLE		202
Merck & Co Inc			COM	58933Y105	650	17	SH		SOLE		17
Microsoft Corp			COM	594918104	19862	616	SH		SOLE		616
Mylan Inc			COM	628530107	695	30	SH		SOLE		30
OPNET Tech Inc			COM	683757108	8647	298	SH		SOLE		298
Oracle Corp			COM	68389x105	667	23	SH		SOLE		23
PNC Fin Svcs Grp		COM	693475105	10116	157	SH		SOLE		157
PPG Industries Inc		COM	693506107	5785	60	SH		SOLE		60
Parker-Hannifin Corp.		COM	701094104	11839	140	SH		SOLE		140
Pepsico Inc			COM	713448108	599	9	SH		SOLE		9
Pfizer Inc			COM	717081103	6631	293	SH		SOLE		293
Philip Morris Intl		COM	718172109	872	10	SH		SOLE		10
Procter & Gamble Co		COM	742718109	1041	15	SH		SOLE		15
Royal Dutch Shell A		CL A	780259206	384	5	SH		SOLE		5
Russell 3000 Index		ETF	464287689	381	5	SH		SOLE		5
SanDisk Corp			COM	80004C101	23113	466	SH		SOLE		466
Schwab US Mkt ETF		ETF	808524102	15410	454	SH		SOLE		454
Templeton Global Inc.		COM	880198106	96	10	SH		SOLE		10
Texas Instruments Inc		COM	882508104	4257	127	SH		SOLE		127
U.S. Bancorp			COM	902973304	331	10	SH		SOLE		10
United Technologies		COM	913017109	614	7	SH		SOLE		7
V F Corp			COM	918204108	10261	70	SH		SOLE		70
Verizon Comm			COM	92343V104	23661	619	SH		SOLE		619
Voxx Intl Corp			COM	91829f104	2032	150	SH		SOLE		150
Wal-Mart Stores Inc		COM	931142103	1168	19	SH		SOLE		19
Windstream Corp			COM	97381w104	2444	209	SH		SOLE		209
Xilinx Inc			COM	983919101	6706	184	SH		SOLE		184
Yum! Brands Inc.		COM	988498101	274	4	SH		SOLE		4
iShares MSCI Japan		ETF	464286848	5513	542	SH		SOLE		542
iShs iBoxx TR GS ETF		ETF	464287242	14110	122	SH		SOLE		122



